Interest-bearing loans and borrowings - short term - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings	₨ 71,629	$ 871	₨ 84,262
Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₨ 13,541	$ 165	4,480
Secured Loan from Bank [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of equity and preference share capital pledged	51.00%	51.00%
Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₨ 24,426	$ 297	4,605
Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			₨ 5,400
Bottom of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%	8.00%
Borrowings repayment term	30 days
Bottom of range [member] | Secured Loan from Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.60%	9.60%
Bottom of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	7
Acceptences Maturity Term	3 months
Top of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.10%	10.10%
Borrowings repayment term	365 days
Top of range [member] | Secured Loan from Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.75%	9.75%
Borrowings repayment term	12 months
Top of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	9.92
Acceptences Maturity Term	12 months